Summary of significant accounting policies - Deferred contract costs, R&D, Advertising, Interest (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Summary of significant accounting policies
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]					true
Benefit period					5 years
Total amortization of contract costs	$ 2.5	$ 1.7	$ 6.7	$ 4.5	$ 6.2	$ 3.4
Impairment losses	$ 0.0	$ 0.0	$ 0.0	$ 0.0	0.0	0.0
Capitalized software development costs					0.0	0.0
Software research and development costs					42.8	31.5
Advertising costs					8.7	7.6
interest expense from debt financing					21.9	18.7
interest income from cash investments					$ 0.5	$ 0.5